Shareholders' Equity - Additional Information (Details)				12 Months Ended
	Jul. 31, 2025 USD ($)	Dec. 03, 2024 USD ($)	Aug. 03, 2023 USD ($)	Dec. 31, 2025 USD ($) Vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Treasury shares | shares				0	72,584	0	81,024
Class A Common Shares [Member]
Class of Stock [Line Items]
Common stock voting rights				Each Class A common share is entitled to one vote.
Common stock vote per share | Vote				1
Stock repurchase program, authorized amount | $	$ 40,000,000	$ 30,000,000	$ 20,000,000
Stock repurchase program, expiration date	Jul. 31, 2026	Dec. 02, 2025	Aug. 10, 2024
Class A Common Shares [Member] | Share Repurchase Program Plan 1 [Member]
Class of Stock [Line Items]
Stock repurchased, shares | shares						3,719,860
Stock repurchased, value | $						$ 15,169,000
Class A Common Shares [Member] | Share Repurchase Program Plan 2 [Member]
Class of Stock [Line Items]
Stock repurchased, shares | shares						3,668,986
Stock repurchased, value | $						$ 20,074,000
Class A Common Shares [Member] | Share Repurchase Program Plan 3 [Member]
Class of Stock [Line Items]
Stock repurchased, shares | shares					1,836,638
Stock repurchased, value | $					$ 11,202,000
Class A Common Shares [Member] | Share Repurchase Program Plan 4 [Member]
Class of Stock [Line Items]
Stock repurchased, shares | shares				3,494,719
Stock repurchased, value | $				$ 18,911,000
Class A Common Shares [Member] | Share Repurchase Program Plan 5 [Member]
Class of Stock [Line Items]
Stock repurchased, shares | shares				9,641,006
Stock repurchased, value | $				$ 40,197,000
Class B Common Shares [Member]
Class of Stock [Line Items]
Common stock voting rights				Each Class B common share is entitled to 10 votes
Common stock vote per share | Vote				10
Common stock conversion basis				convertible into one Class A common share as provided in the Articles of Association